Consolidated Statements of Changes in Shareholders Equity (Deficit) (USD $)	Total	Common Stock	Paid in Capital	Non-Controlling Interest	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning Balance, Amount at Dec. 31, 2009	$ (8,527)	$ 13,930	$ 4,848,486	$ (352)	$ 12,235	$ (4,882,826)
Beginning Balances, Shares at Dec. 31, 2009		13,930,288
Net loss	(1,540,874)			(1,960)		(1,538,914)
Foreign currency translation adjustment	5,281				5,281
Stock-based compensation expense	10,352		10,352
Issuance of warrants	79,608		79,608
Beneficial conversion feature	84,120		84,120
Ending Balances, Amount at Dec. 31, 2010	(1,370,040)	13,930	5,022,566	(2,312)	17,516	(6,421,740)
Ending Balances, Shares at Dec. 31, 2010	13,930,289	13,930,288
Net loss	(356,225)			588		(356,813)
Stock-based compensation expense	5,629		5,629
Issuance of warrants	2,050		2,050
Issuance of membership units/ shares in lieu of cash payments	112,257	898	111,359
Issuance of membership units/ shares in lieu of cash payments, Shares		898,056
Ending Balances, Amount at Mar. 31, 2011	(1,606,329)	14,828	5,141,604	(1,724)	17,516	(6,778,553)
Ending Balances, Shares at Mar. 31, 2011		14,828,344
Beginning Balance, Amount at Dec. 31, 2011	(2,679,164)		5,365,181	(3,640)		(8,069,326)
Beginning Balances, Shares at Dec. 31, 2011	16,502,121
Net loss	(399,813)			(1,054)		(398,759)
Stock-based compensation expense	6,107		6,107
Ending Balances, Amount at Mar. 31, 2012	(3,072,870)		5,371,288	(4,694)		(8,468,085)
Beginning Balance, Amount at Dec. 31, 2010	(1,370,040)	13,930	5,022,566	(2,312)	17,516	(6,421,740)
Beginning Balances, Shares at Dec. 31, 2010	13,930,289	13,930,288
Net loss	(1,648,914)			(1,328)		(1,647,586)
Foreign currency translation adjustment	(5,397)				(5,397)
Stock-based compensation expense	20,896		20,896
Issuance of warrants	2,812		2,812
Issuance of membership units/ shares in lieu of cash payments	321,479	2,572	318,907
Issuance of membership units/ shares in lieu of cash payments, Shares		2,571,833
Ending Balances, Amount at Dec. 31, 2011	(2,679,164)	16,502	5,365,181	(3,640)	12,119	(8,069,326)
Ending Balances, Shares at Dec. 31, 2011	16,502,121	16,502,121
Beginning Balance, Amount at Mar. 31, 2011	(1,606,329)	14,828	5,141,604	(1,724)	17,516	(6,778,553)
Beginning Balances, Shares at Mar. 31, 2011		14,828,344
Net loss	(415,686)			(1,760)		(413,926)
Stock-based compensation expense	5,210		5,210
Issuance of warrants	762		762
Issuance of membership units/ shares in lieu of cash payments	10,000	80	9,920
Issuance of membership units/ shares in lieu of cash payments, Shares		80,000
Ending Balances, Amount at Jun. 30, 2011	(2,006,043)	14,908	5,157,496	(3,484)	17,516	(7,192,478)
Ending Balances, Shares at Jun. 30, 2011		14,908,344
Beginning Balance, Amount at Mar. 31, 2012	(3,072,870)	16,502	5,371,288		12,119	(8,468,085)
Beginning Balances, Shares at Mar. 31, 2012		16,502,121
Net loss	(682,695)					(682,695)
Foreign currency translation adjustment	141				141
Issuance of common stock, financing transactions, pre-merger	725,000	1,450	723,550
Issuance of common stock, financing transactions, pre-merger, Shares		1,450,000
Merger consideration-pre-existing shareholders		15,000	(15,000)
Merger consideration-pre-existing shareholders, Shares		15,000,000
Merger partner capital accounts			10,000			(10,000)
Issuance of common stock, financing transactions, post-merger	775,000	1,550	773,450
Issuance of common stock, financing transactions, post-merger, Shares		1,550,000
Stock-based compensation expense	73,072		73,072
Ending Balances, Amount at Jun. 30, 2012	$ (2,182,352)	$ 34,502	$ 6,936,360	$ (4,694)	$ 12,260	$ (9,160,780)
Ending Balances, Shares at Jun. 30, 2012	34,502,121	34,502,121